Consolidated Statements of Operations (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
License and contract	$ 0	$ 10,361	$ 73,736
OPERATING EXPENSES:
Research and development	10,826,921	10,528,691	13,813,376
General and administrative	4,960,731	5,066,830	5,045,741
Total operating expenses	15,787,652	15,595,521	18,859,117
Loss from operations	(15,787,652)	(15,585,160)	(18,785,381)
OTHER INCOME (EXPENSE):
Investment income	18,923	42,734	32,133
Interest expense	(6,211)	(8,411)	(10,411)
Increase in fair value of warrants	0	(7,069,165)	0
Gain on disposition of supplies and equipment	0	4,620	442,248
Total other income (expense), net	12,712	(7,030,222)	463,970
Loss before income taxes	(15,774,940)	(22,615,382)	(18,321,411)
Income tax benefit	1,846,646	1,753,208	1,068,233
NET LOSS	$ (13,928,294)	$ (20,862,174)	$ (17,253,178)
Basic and diluted net loss per common share	$ (0.13)	$ (0.21)	$ (0.49)
Weighted average number of common shares outstanding used in computing basic and diluted net loss per common share	106,679,476	97,618,714	34,900,591